UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 31.6%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.6%
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	$1,301	$1,361,171
Lockheed Martin Corp., 4.70%, 5/15/46	810	915,204
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	634,117

		$2,910,492

Automotive — 0.7%
Delphi Corp., 4.15%, 3/15/24	$913	$960,206
General Motors Co., 4.875%, 10/2/23	1,119	1,200,658
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,053,750

		$3,214,614

Banks — 7.5%
American Express Co., 3.625%, 12/5/24	$1,162	$1,191,038
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(2)	1,425	1,429,065
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(2)	2,420	2,448,892
Bank of America Corp., 3.30%, 1/11/23	1,237	1,262,157
Barclays PLC, 4.836%, 5/9/28	1,480	1,514,915
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	900,643
Capital One Financial Corp., 2.50%, 5/12/20	485	487,390
Capital One Financial Corp., 3.75%, 4/24/24	700	716,395
CIT Group, Inc., 5.00%, 8/1/23	915	988,200
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,013,326
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(2)	909	924,978
Citigroup, Inc., 4.50%, 1/14/22	725	780,317
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,461,292
Discover Bank, 3.20%, 8/9/21	950	968,384
Discover Financial Services, 3.95%, 11/6/24	490	498,394
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,204,074
First Horizon National Corp., 3.50%, 12/15/20	702	720,507
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(2)	916	920,876
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	989,569
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,537,955
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,296,535
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,967,526
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(2)	1,000	1,023,953
JPMorgan Chase & Co., 5.625%, 8/16/43	628	758,250
Morgan Stanley, 4.00%, 7/23/25	2,220	2,319,694
Morgan Stanley, 4.35%, 9/8/26	643	669,818
Morgan Stanley, 4.875%, 11/1/22	1,132	1,230,365
PPTT, 2006-A GS, Class A, 5.798%(1)(3)	259	260,975
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,561,356

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Santander Holdings USA, Inc., 2.70%, 5/24/19	$685	$690,384
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	734,039
Synchrony Bank, 3.00%, 6/15/22	410	408,569
Wells Fargo & Co., 3.45%, 2/13/23	948	971,226

		$35,851,057

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,201,784
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	828,372
Constellation Brands, Inc., 3.50%, 5/9/27	387	387,479
Constellation Brands, Inc., 4.50%, 5/9/47	576	596,211
Dr Pepper Snapple Group, Inc., 3.43%, 6/15/27(1)	618	623,649

		$3,637,495

Building Materials — 0.6%
Masco Corp., 3.50%, 11/15/27	$940	$933,907
Owens Corning, 3.40%, 8/15/26	983	970,338
Owens Corning, 4.20%, 12/15/22	502	530,205
Vulcan Materials Co., 4.50%, 6/15/47	479	485,302

		$2,919,752

Chemicals — 1.1%
CF Industries, Inc., 7.125%, 5/1/20	$1,265	$1,400,987
Ecolab, Inc., 5.50%, 12/8/41	797	981,069
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	1,475	1,523,966
RPM International, Inc., 3.75%, 3/15/27	589	599,787
Sherwin-Williams Co. (The), 3.45%, 6/1/27	840	847,713

		$5,353,522

Commercial Services — 0.7%
Block Financial, LLC, 5.25%, 10/1/25	$870	$923,753
Moody’s Corp., 3.25%, 1/15/28(1)	1,414	1,396,438
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,121,877

		$3,442,068

Computers — 0.4%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,099,417
EMC Corp., 3.375%, 6/1/23	1,015	975,338

		$2,074,755

Diversified Financial Services — 1.2%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,232,862
Brookfield Finance, LLC, 4.00%, 4/1/24	1,070	1,098,885

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
Legg Mason, Inc., 4.75%, 3/15/26	$667	$707,155
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	453,099
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	497,539
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,484,992

		$5,474,532

Electric Utilities — 1.2%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)	$1,500	$1,546,875
Enel Americas SA, 4.00%, 10/25/26	1,550	1,568,988
Entergy Corp., 4.00%, 7/15/22	1,046	1,106,624
ITC Holdings Corp., 4.05%, 7/1/23	680	713,984
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	996,340

		$5,932,811

Electrical and Electronic Equipment — 1.1%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$917,993
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,494,262
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	421,128
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,156,938
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,106,073

		$5,096,394

Foods — 0.4%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$351,000
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,492,637

		$1,843,637

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,466,150

		$1,466,150

Healthcare Products — 0.3%
Becton Dickinson and Co., 3.70%, 6/6/27	$1,439	$1,444,167

		$1,444,167

Home Construction — 0.3%
Lennar Corp., 4.125%, 1/15/22	$313	$324,738
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	970,550

		$1,295,288

Security	Principal Amount (000’s omitted)	Value

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$959,727

		$959,727

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,498,900

		$1,498,900

Industrial Conglomerates — 0.2%
General Electric Capital Corp., 5.30%, 2/11/21	$846	$935,971

		$935,971

Insurance — 0.9%
Aon PLC, 4.60%, 6/14/44	$785	$834,254
Arch Capital Finance, LLC, 5.031%, 12/15/46	1,000	1,117,743
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	877,271
Principal Financial Group, Inc., 4.30%, 11/15/46	534	558,653
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	740,390
Willis North America, Inc., 3.60%, 5/15/24	344	347,891

		$4,476,202

Internet Software & Services — 0.1%
Symantec Corp., 5.00%, 4/15/25(1)	$500	$524,530

		$524,530

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$175,167
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	505	513,206
MGM Resorts International, 4.625%, 9/1/26	900	913,500

		$1,601,873

Machinery — 0.2%
Xylem, Inc., 3.25%, 11/1/26	$1,085	$1,082,707

		$1,082,707

Media — 0.3%
Discovery Communications, LLC, 3.80%, 3/13/24	$1,429	$1,446,654

		$1,446,654

Mining — 0.4%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$900	$847,962
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	991,880

		$1,839,842

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Miscellaneous Manufacturing — 0.2%
Hexcel Corp., 3.95%, 2/15/27	$702	$720,339

		$720,339

Oil and Gas — 3.6%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,494,300
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	776,473
BP Capital Markets PLC, 3.224%, 4/14/24	1,452	1,467,271
ConocoPhillips Co., 4.30%, 11/15/44	1,011	1,037,835
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,534,400
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,399,983
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,423,390
Nabors Industries, Inc., 4.625%, 9/15/21	983	938,569
National Oilwell Varco, Inc., 3.95%, 12/1/42	800	665,815
Noble Energy, Inc., 3.90%, 11/15/24	937	964,445
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,665,750
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,477,276
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,327,461
Total Capital International SA, 2.70%, 1/25/23	883	888,079

		$17,061,047

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$922,153

		$922,153

Pharmaceuticals — 1.6%
Abbott Laboratories, 2.90%, 11/30/21	$1,444	$1,459,211
Actavis Funding SCS, 3.00%, 3/12/20	1,322	1,351,651
Actavis Funding SCS, 4.55%, 3/15/35	796	852,862
Celgene Corp., 3.55%, 8/15/22	1,041	1,084,832
Mylan N.V., 3.95%, 6/15/26	1,416	1,437,512
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,483,836

		$7,669,904

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$463,393
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	491,471
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	680,762
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	799,023
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	973,172

Security	Principal Amount (000’s omitted)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	$582	$611,990

		$4,019,811

Real Estate Investment Trusts (REITs) — 0.7%
DDR Corp., 3.625%, 2/1/25	$1,016	$968,202
Essex Portfolio, L.P., 3.25%, 5/1/23	805	807,736
Simon Property Group, L.P., 2.50%, 7/15/21	423	423,275
VEREIT Operating Partnership, L.P., 4.875%, 6/1/26	947	1,004,691

		$3,203,904

Retail-Specialty and Apparel — 0.8%
Coach, Inc., 4.125%, 7/15/27	$1,877	$1,861,901
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	949,414
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	317,125
Signet UK Finance PLC, 4.70%, 6/15/24	500	487,401

		$3,615,841

Software — 0.6%
CA, Inc., 3.60%, 8/15/22	$400	$404,904
Electronic Arts, Inc., 4.80%, 3/1/26	1,400	1,538,800
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	961,388

		$2,905,092

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$1,001,307

		$1,001,307

Telecommunications — 1.3%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,045,998
AT&T, Inc., 3.60%, 2/17/23	1,834	1,879,104
Nokia Oyj, 4.375%, 6/12/27	1,500	1,530,945
Verizon Communications, Inc., 5.15%, 9/15/23	877	975,332
Verizon Communications, Inc., 6.00%, 4/1/41	422	492,728

		$5,924,107

Utilities — 1.5%
American Water Capital Corp., 3.40%, 3/1/25	$365	$377,846
American Water Capital Corp., 4.30%, 9/1/45	842	909,439
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,512,814
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,916	1,903,655

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	$1,060	$1,029,657
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,219,229

		$6,952,640

Total Corporate Bonds & Notes (identified cost $146,884,584)		$150,319,285

Agency Mortgage-Backed Securities — 24.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$978	$1,054,777
Pool #C03490, 4.50%, 8/1/40	813	876,239
Pool #C03815, 3.50%, 3/1/42	633	653,191
Pool #C03921, 3.50%, 5/1/42	652	672,830
Pool #C09031, 2.50%, 2/1/43	1,983	1,923,130
Pool #C09032, 3.50%, 2/1/43	1,098	1,133,786
Pool #C91875, 3.50%, 6/1/36	1,297	1,346,967
Pool #G04913, 5.00%, 3/1/38	924	1,013,763
Pool #G05958, 5.00%, 8/1/40	220	241,098
Pool #G07459, 3.50%, 8/1/43	2,483	2,562,960
Pool #G07589, 5.50%, 6/1/41	3,827	4,257,312
Pool #G08348, 5.00%, 6/1/39	234	256,043
Pool #G08524, 3.00%, 3/1/43	1,214	1,218,427
Pool #G08534, 3.00%, 6/1/43	2,103	2,110,474
Pool #G08596, 4.50%, 7/1/44	1,168	1,256,279
Pool #G08666, 3.00%, 9/1/45	2,514	2,514,378
Pool #G08670, 3.00%, 10/1/45	1,644	1,643,611
Pool #G08701, 3.00%, 4/1/46	2,520	2,516,644
Pool #G08717, 4.00%, 8/1/46	2,556	2,689,064
Pool #G08738, 3.50%, 12/1/46	2,295	2,359,670
Pool #G08758, 4.00%, 4/1/47	2,225	2,343,835
Pool #G60173, 4.00%, 7/1/45	1,383	1,464,768
Pool #G60761, 3.00%, 10/1/43	2,486	2,494,978
Pool #Q00285, 4.50%, 4/1/41	602	648,605
Pool #Q08641, 3.50%, 6/1/42	665	687,012
Pool #Q10378, 3.00%, 8/1/42	1,277	1,281,441
Pool #Q17453, 3.50%, 4/1/43	2,008	2,075,385
Pool #Q21661, 3.50%, 9/1/43	1,081	1,116,124
Pool #Q34310, 3.50%, 6/1/45	2,370	2,437,238
Pool #Q40264, 3.50%, 5/1/46	1,824	1,874,926
Pool #Q45051, 3.00%, 12/1/46	3,713	3,716,528
Pool #Q46889, 3.50%, 3/1/47	2,991	3,105,245
Pool #Q47999, 4.00%, 5/1/47	4,027	4,265,346

		$59,812,074

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$131	$143,073
Pool #735415, 6.50%, 12/1/32	282	325,216
Pool #889982, 5.50%, 11/1/38	73	80,596
Pool #890427, 3.50%, 4/1/42	1,232	1,272,175
Pool #929009, 6.00%, 1/1/38	231	261,764
Pool #995203, 5.00%, 7/1/35	27	29,360
Pool #AB3678, 3.50%, 10/1/41	4,231	4,381,386
Pool #AB6633, 3.50%, 10/1/42	787	812,606
Pool #AB8923, 3.00%, 4/1/43	1,510	1,517,390
Pool #AE0949, 4.00%, 2/1/41	361	381,928
Pool #AH1559, 4.00%, 12/1/40	136	143,670
Pool #AH9055, 4.50%, 4/1/41	483	521,235
Pool #AK6759, 3.50%, 3/1/42	1,159	1,197,003
Pool #AL5162, 3.00%, 9/1/43	1,123	1,128,208
Pool #AL6838, 4.00%, 4/1/43	977	1,032,219
Pool #AL7019, 3.50%, 11/1/42	2,095	2,163,069
Pool #AL7524, 5.00%, 7/1/41	1,323	1,450,813
Pool #AS3892, 4.00%, 11/1/44	1,328	1,398,211
Pool #AS4421, 4.00%, 2/1/45	941	996,458
Pool #AS5332, 4.00%, 7/1/45	1,619	1,709,581
Pool #AS6014, 4.00%, 10/1/45	1,046	1,104,333
Pool #AS6811, 3.00%, 3/1/46	1,807	1,806,578
Pool #AS9721, 4.00%, 6/1/47	2,971	3,128,306
Pool #AZ3743, 3.50%, 11/1/45	2,631	2,703,906
Pool #BA0891, 3.50%, 1/1/46	2,924	3,005,442
Pool #BA0908, 3.50%, 3/1/46	1,805	1,854,942
Pool #BA3938, 3.50%, 1/1/46	2,194	2,256,306
Pool #BC1849, 3.00%, 5/1/46	3,273	3,271,287
Pool #BC6815, 3.00%, 6/1/46	2,323	2,321,725
Pool #BD1183, 3.50%, 12/1/46	1,420	1,459,606
Pool #BE2316, 3.50%, 1/1/47	3,459	3,555,178
Pool #MA0634, 4.50%, 1/1/31	848	912,072
Pool #MA0956, 4.00%, 1/1/42	1,515	1,601,736
Pool #MA1789, 4.50%, 2/1/44	1,008	1,091,434
Pool #MA2389, 3.50%, 9/1/35	790	821,717
Pool #MA2653, 4.00%, 6/1/46	2,585	2,719,007
Pool #MA2711, 3.00%, 8/1/46	1,868	1,851,748

		$56,411,284

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$2,054	$2,139,696

		$2,139,696

Total Agency Mortgage-Backed Securities (identified cost $119,551,271)		$118,363,054

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M1, 2.416%, 10/25/29(4)	$669	$679,905

		$679,905

Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$2,323	$2,355,479
Series 4030, Class PA, 3.50%, 6/15/40	889	922,284

		$3,277,763

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$417	$455,376
Series 2011-117, Class QA, 3.50%, 10/25/31	1,559	1,578,182
Series 2011-135, Class PK, 4.50%, 5/25/40	1,426	1,500,206
Series 2013-130, Class EA, 3.00%, 6/25/38	1,565	1,589,750
Series 2014-70, Class KP, 3.50%, 3/25/44	1,632	1,694,253

		$6,817,767

Government National Mortgage Association:
Series 2017-52, Class UA, 3.00%, 4/16/47	$3,227	$3,238,331
Series 2017-80, Class UD, 3.00%, 5/20/47	2,532	2,541,515

		$5,779,846

Total Collateralized Mortgage Obligations (identified cost $16,520,007)		$16,555,281

Commercial Mortgage-Backed Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$527	$528,903
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.442%, 12/10/54(5)	1,050	1,063,322
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	35	35,404
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	823,254
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	171,999
Series 2013-CR11, Class C, 5.168%, 8/10/50(1)(5)	500	533,119
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	567,536
Series 2014-CR21, Class C, 4.564%, 12/10/47(5)	500	499,825
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	561,761
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	679,795
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.51%, 12/15/49(5)	1,500	1,494,456

Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.815%, 8/15/47(1)(5)	$675	$575,351
Series 2014-C22, Class D, 4.712%, 9/15/47(1)(5)	500	418,463
Series 2014-C23, Class D, 4.107%, 9/15/47(1)(5)	250	212,776
Series 2014-C25, Class D, 4.096%, 11/15/47(1)(5)	1,585	1,273,068
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.171%, 8/15/46	897	955,702
Series 2013-C13, Class D, 4.188%, 1/15/46(1)(5)	2,000	1,846,882
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	222,788
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.44%, 12/15/49(5)	1,050	1,064,080
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	596	598,197
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,001,303
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(1)(5)	1,350	1,363,812
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.692%, 9/15/58(5)	900	902,415
Series 2015-SG1, Class C, 4.619%, 9/15/48(5)	1,500	1,455,374
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	110	112,377

Total Commercial Mortgage-Backed Securities (identified cost $18,841,453)		$18,961,962

Asset-Backed Securities — 8.9%

Security	Principal Amount (000’s omitted)	Value

Automotive — 5.2%
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	$610	$612,060
Series 2016-4, Class A3, 1.53%, 7/8/21	825	821,978
Series 2017-2, Class A2A, 1.65%, 9/18/20	670	669,913
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	1,450	1,452,850
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	457,109
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	825	822,922
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	33	33,429
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	222	222,245
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,356,798

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	$510	$510,021
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	294	293,669
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	500	501,009
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	261	260,751
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	227	227,493
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	303	302,126
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	623	622,170
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	476,545
Series 2016-A, Class A2A, 1.12%, 12/15/18	89	88,619
Series 2017-A, Class A3, 1.67%, 6/15/21	1,080	1,079,542
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	775,904
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,090	1,088,802
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	569,868
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	66	66,240
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,642,354
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	479	479,649
Series 2016-1, Class A2A, 1.41%, 7/15/19	156	156,409
Series 2016-3, Class A3, 1.50%, 8/17/20	980	978,584
Series 2017-2, Class A2, 1.60%, 3/16/20	985	984,704
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	587,675
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,506	1,504,782
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,964
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	1,915	1,915,749
Series 2016-A, Class A2, 1.32%, 12/16/19	688	688,129
Series 2016-B, Class A2, 1.10%, 1/15/20	796	794,489
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	1,004,654

		$24,504,205

Security	Principal Amount (000’s omitted)	Value

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,228,830

		$1,228,830

Other — 2.2%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,691,222
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,207,248
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,000	1,035,230
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	555,023
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,256,070
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,000	1,011,225
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	78	78,270
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	243	244,414
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	820	824,732
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	1,195	1,203,371
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	700,656
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	597,779

		$10,405,240

Restaurants — 0.9%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$1,496	$1,507,825
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	1,191	1,220,157
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,621	1,639,523

		$4,367,505

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Single Family Home Rental — 0.3%
Colony American Homes
Series 2014-1A, Class C, 3.059%, 5/17/31(1)(4)	$915	$923,361
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	649	649,133

		$1,572,494

Total Asset-Backed Securities (identified cost $41,969,303)		$42,078,274

Foreign Government and Agency Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$553,773

		$553,773

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$507,250
Government of Mexico, 4.00%, 10/2/23	790	827,960

		$1,335,210

Panama — 0.1%
Republic of Panama, 3.875%, 3/17/28	$700	$719,250

		$719,250

Total Foreign Government and Agency Securities (identified cost $2,510,773)		$2,608,233

U.S. Treasury Obligations — 25.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.875%, 11/15/46	$15,000	$15,111,615
U.S. Treasury Bond, 3.00%, 5/15/47	3,150	3,257,113
U.S. Treasury Bond, 5.00%, 5/15/37	17,000	23,356,742
U.S. Treasury Note, 1.50%, 5/15/20	40,900	40,856,073
U.S. Treasury Note, 1.75%, 5/31/22	19,800	19,683,992
U.S. Treasury Note, 2.00%, 5/31/24	14,700	14,579,695
U.S. Treasury Note, 2.625%, 8/15/20	4,000	4,125,780

Total U.S. Treasury Obligations (identified cost $120,813,685)		$120,971,010

Preferred Securities — 0.1%

Security	Shares	Value

Insurance — 0.1%
American Overseas Group, Ltd., Series A, 4.803%(4)(6)(7)	2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(8)	2,883,671	$2,884,248

Total Short-Term Investments (identified cost $2,884,378)		$2,884,248

Total Investments — 99.6% (identified cost $471,992,694)		$473,141,347

Other Assets, Less Liabilities — 0.4%		$2,123,625

Net Assets — 100.0%		$475,264,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $51,903,216 or 10.9% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2017.

(6)	Non-income producing security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 6).

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $469,108,316)	$470,257,099
Affiliated investment, at value (identified cost, $2,884,378)	2,884,248
Interest receivable	2,367,743
Dividends receivable from affiliated investment	4,891
Receivable from affiliate	10,930
Total assets	$475,524,911

Liabilities
Payable to affiliates:
Investment adviser fee	$177,007
Trustees’ fees	7,320
Accrued expenses	75,612
Total liabilities	$259,939
Net Assets applicable to investors’ interest in Portfolio	$475,264,972

Sources of Net Assets
Investors’ capital	$474,116,319
Net unrealized appreciation	1,148,653
Total	$475,264,972

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Interest	$6,907,904
Dividends from affiliated investment	22,383
Total investment income	$6,930,287

Expenses
Investment adviser fee	$1,075,732
Trustees’ fees and expenses	15,660
Custodian fee	71,904
Legal and accounting services	37,253
Miscellaneous	8,520
Total expenses	$1,209,069
Deduct —
Allocation of expenses to affiliate	$17,758
Total expense reductions	$17,758

Net expenses	$1,191,311

Net investment income	$5,738,976

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,784,314
Investment transactions — affiliated investment	(57)
Net realized gain	$1,784,257
Change in unrealized appreciation (depreciation) —
Investments	$5,972,251
Investments — affiliated investment	371
Net change in unrealized appreciation (depreciation)	$5,972,622

Net realized and unrealized gain	$7,756,879

Net increase in net assets from operations	$13,495,855

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$5,738,976	$8,848,020
Net realized gain from investment transactions	1,784,257	700,300
Net change in unrealized appreciation (depreciation) from investments	5,972,622	(1,296,888)
Net increase in net assets from operations	$13,495,855	$8,251,432
Capital transactions —
Contributions	$24,690,804	$273,785,174
Withdrawals	(47,177,581)	(140,464,710)
Net increase (decrease) in net assets from capital transactions	$(22,486,777)	$133,320,464

Net increase (decrease) in net assets	$(8,990,922)	$141,571,896

Net Assets
At beginning of period	$484,255,894	$342,683,998
At end of period	$475,264,972	$484,255,894

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016		2015		2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.50	%(3)	0.50%		0.50%		0.50%		0.50%	0.50%
Net investment income	2.40	%(3)	2.01%		2.00%		2.47%		2.48%	2.93%
Portfolio Turnover	71	%(4)	132	%(5)	159	%(5)	134	%(5)	107%	113%

Total Return(2)	2.78	%(4)	2.73%		0.04%		5.27%		(1.04)%	5.12%

Net assets, end of period (000’s omitted)	$475,265		$484,256		$342,684		$214,538		$177,700	$114,900

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.02%, 0.03%, 0.07% and 0.07% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

(5)	Includes the effect of To-Be-Announced (TBA) transactions.

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 70.0% and 30.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

24

Core Bond Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $1,075,732 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $17,758 of the Portfolio’s operating expenses for the six months ended June 30, 2017. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$85,580,212	$88,338,199
U.S. Government and Agency Securities	254,737,913	264,228,055

	$340,318,125	$352,566,254

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$473,164,750

Gross unrealized appreciation	$4,688,878
Gross unrealized depreciation	(4,712,281)

Net unrealized depreciation	$(23,403)

25

Core Bond Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$150,319,285	$—	$150,319,285
Agency Mortgage-Backed Securities	—	118,363,054	—	118,363,054
Collateralized Mortgage Obligations	—	16,555,281	—	16,555,281
Commercial Mortgage-Backed Securities	—	18,961,962	—	18,961,962
Asset-Backed Securities	—	42,078,274	—	42,078,274
Foreign Government and Agency Securities	—	2,608,233	—	2,608,233
U.S. Treasury Obligations	—	120,971,010	—	120,971,010
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	2,884,248	—	2,884,248

Total Investments	$—	$472,741,347	$400,000	$473,141,347

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2017 is not presented. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Core Bond Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Core Bond Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

28

Eaton Vance

Core Bond Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a

29

Eaton Vance

Core Bond Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Core Bond Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Core Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Core Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017